Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 18 - Subsequent Events:

The Company has evaluated subsequent events occurring after the balance sheet date through the date the unaudited condensed interim consolidated financial statements were issued.

On November 12, 2019 , the Company’s note holder converted $80,000 of principal and $4,778 of interest into 115,344 shares of common stock.

On November 12, 2019 , the Company’s note holder converted $50,000 of principal and $3,096 of interest into 128,561 shares of common stock.

On November 14, 2019 , the Company’s note holder converted $50,000 of principal and $2,712 of interest into 80,110 shares of common stock.

On November 18, 2019  , the Company entered into three Securities Purchase Agreements with investors pursuant to which the Company agreed to sell and sold three convertible notes bearing interest at 10% per annum in the aggregate principal amount of $275,000.

On November 21, 2019 , the Company’s note holder converted $80,000 of principal and $4,493 of interest into 134,865 shares of common stock.

On November 21, 2019 , the Company’s note holder converted $100,000 of principal and $6,219 of interest into 169,543 shares of common stock.

On November 22, 2019, effective as of November 15, 2019, the Company entered into a Stock Purchase Agreement for the purchase of 51% of the outstanding capital stock of GH Care, Inc. DBA ALTuCELL, Inc.(“ALTuCELL”).

Under the SPA, in exchange for the ALTuCELL Stock, Generex will issue to ALTuCELL 1,600,000 shares of Generex common stock with a down round provision and price floor of $1.25 per share. The Company will also pay $2.5 million in cash of which $112,000 has already been paid. In addition to stock and cash at closing, Generex has agreed to pay up to an aggregate of $3,500,000 to ALTuCell upon ALTuCell’s attainment of certain milestones.

On November 24, 2019 , the Company amended the Stock Purchase Agreement with Olaregen. The Company was obligated to pay in full $11,600,000 to Olaregen by November 30, 2019, in connection with the purchase of Olaregen capital stock. Effective November 24, 2019, the deadline has been extended to January 31, 2020.

On November 25, 2019 , the Company amended the Stock Purchase Agreement with Regentys originally on January 7, 2019. Effective November 25, 2019, the remaining three payments of $2,039,001, $2,000,000, and $3,000,000 are all payable on or before December 30, 2019.

On November 25, 2019 , the Company entered an Equity Purchase Agreement with an investor to purchase up to $40,00,000 of the Company’s stock at 92% of the market price for the period of five (5) consecutive trading days immediately subject to a put notice on such date on which the Purchase Price is calculated in accordance with the terms and conditions of this Agreement and 1,228,501 shares of common stock (“Commitment Shares”) will be issued to an investor upon signing.

On November 27, 2019 , the Company’s note holder converted $100,000 of principal and $6,384 of interest into 202,635 shares of common stock.

On November 27, 2019 , the Company’s note holder converted $125,000 of principal and $7,226 of interest into 251,859 shares of common stock.

On November 29, 2019 , the Company’s note holder converted $50,000 of principal into 79,214 shares of common stock.

On December 5, 2019 , the Company entered an Equity Purchase Agreement with an investor pursuant to which the Company will issue 100,000 shares of common stock to the investor as a commitment fee and a convertible note in the principal amount of $2,200,000.

On December 5, 2019 , the Company’s note holder converted $70,000 of principal and $4,621 of interest into 180,682 shares of common stock.

On December 5, 2019 , the Company’s note holder converted $75,000 of principal and $4,500 of interest into 192,494 shares of common stock.

On December 10, 2019, the Company announced revisions to previously announced stock dividends and approved by the Board of Directors on December 13, 2019 that the previously approved 1:1 common stock dividend shall be restructured to provide for a 2 to 5 stock dividend to shareholders of the Company and for shareholders to also receive an additional 2 to 5 stock dividend of Antigen Express, Inc, d/b/a NuGenerex Immuno-Oncology commons shares; that the record date for the stock dividend be August 30, 2019; and the new pay date for this 2:5 dividend will be January 3, 2020.

On December 12, 2019, the Company’s note holder converted $75,000 of principal and $4,756 of interest into 181,007 shares of common stock.

On  December 12, 2019, the Company’s note holder converted $50,000 of principal and $ 3095.89 of interest into 128,561 shares of common stock.

Note 17 - Subsequent Events:

The Company has evaluated subsequent events occurring after the balance sheet date through the date the audited annual consolidated financial statements were issued in the unaudited condensed interim consolidated financial statements were issued.

On August 1, 2019 Generex finalized the acquisition of Pantheon Medical – Foot & Ankle, LLC (“Pantheon) through a stock purchase agreement and issued 560,000 shares of common stock.

On August 1, 2019 Generex finalized the acquisition of MediSource Partners, LLC through a stock purchase agreement and issued 400,000 shares of common stock.

On August 8, 2019, the Company converted $649,851 of principal into 384,000 shares of common stock.

On August 12, 2019, the Company converted $45,000 of principal and $2,500 of interest into 30,666 shares of common stock.

On August 12, 2019, the Company retained a consultant to provide financial advisory services in connection with and support of the various financing options and other services for the Company to raise up to Seven Million Dollars ($7,000,000) in debt capital for the Company payable upon funding equal to five (5%) of the principal amount funded by investors introduced by the Consultant.

On August 13, 2019, the Company entered into a Public Secured Financing Facility Agreement with an investor pursuant to which the Company will receive a $5,000,000 financing facility bearing 13.50% interest per annum. The Company may receive subsequent financing in addition to the initial amount of $5,000,000 but shall not exceed a total of $7,000,000. The financing facility matures on August 13, 2021.

On August 14, 2019, the Company entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell and sold a convertible note bearing interest at 10% per annum (the “Note”) in the principal amount of $1,100,000. Pursuant to the Securities Purchase Agreements, the Company also sold to the Investor warrants to purchase up to an aggregate 62,857 shares of common stock with the fair value of the warrants as of the date of issuance in excess of the Notes resulting in full discount of the Notes.

On August 15, 2019, the Company entered an agreement to pay an investor $900,000 for the prepayment of $666,667 owed under the note. Pursuant to the agreement, the Company converted $350,000 owed under the note into 230,351 shares of the Company’s common stock based upon a conversion price of $1.51942 per share.

On August 16, 2019, the Company entered into a Share Exchange Agreement to purchase an additional 900,000 shares in Olaregen Therapeutix Inc. from Olaregen Therapeutix LLC representing increasing Generex’s ownership from approximately 62% to 76%.

On August 19, 2019, the Company converted $60,000 of principal and $3,450 of interest into 46,110 shares of common stock.

On August 12, 2019, the Company repaid in cash $100,149 in principal and $37,411 of interest.

On August 21, 2019, the Company converted $100,000 of principal and $5,699 of interest into 94,373 shares of common stock.

On August 29, 2019, the Company entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell and sold a convertible note bearing interest at 9% per annum (the “Note”) in the principal amount of $250,000.

On September 1, 2019, the Company retained a consultant to provide consulting services directly or through affiliated entities, certain management, administrative, marketing and/or clinical services to various ancillary healthcare for providers for a fee of $2,000,000; $250,000 payable in shares of common stock; and $1,750,000 payable in 18 equal installments of $97,222.22 per month payable in cash as is available from the operations of newly acquired subsidiaries Pantheon and MediSource, or shares of common stock issued monthly.On September 2, 2019 Generex signed a Memorandum of Understanding with Paradise Valley Family Medicine to form a partnership under NuGenerex Health, LLC for the provision of ancillary health services.

On September 2, 2019 Generex signed a Memorandum of Understanding with Paradise Valley Family Medicine to form a partnership under NuGenerex Health, LLC for the provision of ancillary health services.

On September 3, 2019, we declared a stock dividend on our outstanding Common Stock for stockholders of record date August 30, 2019 (the “Record Date”). As a result, all stockholders on the Record Date who hold their shares through the pay date of November 29, 2019 will receive one new share of Common Stock for each share of Common Stock owned by them as of that date.

On September 2, 2019 Generex signed a Memorandum of Understanding with Arizona Endocrinology Center to form a partnership under NuGenerex Health, LLC for the provision of ancillary health services.

On September 6, Generex signed a binding Letter of Intent with ALTuCELL, Inc (“ALTuCELL”), a clinical-stage development company with a broad intellectual property portfolio focused on cell encapsulation technology for the treatment of diabetes, autoimmune diseases, and inflammatory conditions to purchase 51% of ALTuCELL’s equity in exchange for $2,000,000 in cash, $8,000,000 in the Company’s common stock price at $2.50/share, and commitment to fund $5,000,000 towards ALTuCELL’s development costs pursuant to a mutually agreed upon clinical development plan based upon a valuation of ALTuCELL equal to $29,500,000 On September 20, 2019, Generex paid ALTuCELL a preliminary payment of $50,000 to bind the agreement.

On September 10, 2019, Generex and its subsidiaries, NuGenerex Distribution Solutions, LLC and NuGenerex Distributions Solutions 2, LLC (jointly “NDS”) filed an arbitration action against Veneto Holdings, LLC and certain affiliated entities holding shares of our common stock issued in connection with our acquisition of Veneto’s assets, alleging, among other things, that Veneto never transferred the ownership rights in at least one pharmacy to NDS. This pharmacy was a necessary element in the operation of other assets transferred by Veneto. The ownership rights in this pharmacy was a substantial portion of the consideration for shares issued to Veneto and its affiliates, and, as a result, Generex contends the shares issued to Veneto and its affiliates were never fully paid for. The arbitration is pending before the American Arbitration Association in Delaware.

On September 10, 2019, the Company converted $100,000 of principal and $6,361 of interest into 75,737 shares of common stock.

On September 12, 2019, 20,375,900 shares of common stock held in trust for the benefit of the Company were cancelled by the Company.

On September 13, 2019, the Company converted 592,683 Preferred Shares of Olaregen Therapeutics, Inc. Series A Preferred Stock into Common Stock.

On September 17, 2019, the Company converted $130,000 of principal and $8,522 of interest into 95,130 shares of common stock.

On September 18, 2019, the Company converted $150,000 of principal and $9,699 of interest into 112,941 shares of common stock.

On October 1, 2019, the Company retained a consultant to provide consulting services in support of the Company’s mission to raise capital, identify potential mergers, as well as other strategic advice to increase the value of the Company for a monthly fee of $5,000 for each calendar month commencing October 2019 and continuing through the termination date of September 30, 2024. The consultant received options to purchase 1,000,000 shares of common stock, vesting in equal increments of 200,000 shares on October 1st of each year commencing on October 1, 2019 at an exercise price of $2.09 per share. The consultant is to be paid a 2.0% transaction fee payable on all transactions consummated during the term. The transaction fee is based on the amount of all proceeds and other consideration paid or received, to be paid or received, or retained by the Company.

On October 10, 2019 Generex amended the acquisition agreement for the purchase of Pantheon effective on August 1, 2019 to provide a performance incentive up to $500,000 of GNBT Stock for exceeding annual EBIDTA targets of Pantheon of $1,000,000, 1,500,000 and $2,000,000 for the years ending July 31, 2020, 2021 and 2022, respectively, plus an additional $50,000 of GENBT Stock for each additional $100,000 of EBDITA achieved by Pantheon.